Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		141 Months Ended	144 Months Ended
	Mar. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (1,169,907)	[1]	$ (3,389,092)	$ (3,057,840)	$ (23,881,370)	$ (25,051,277)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,318	[1]	11,847	18,242	403,494	405,812	[1]
Original debt discount	63,333	[1]			450,000	513,333	[1]
Accretion of debt costs and beneficial conversion feature		[1]	186,667		1,423,930	1,423,930	[1]
Stock-based compensation	248,822	[1]	101,753	160,237	533,554	782,376	[1]
Debt issued for services		[1]			90,000	90,000	[1]
Common stock issued for services	24,500	[1]	175,000	156,750	331,750	356,250	[1]
Preferred stock issued for services		[1]			44,750	44,750	[1]
Warrants issued for services		[1]	65,284	13,086	78,370	78,370	[1]
Provision for losses on receivables		[1]		(26,518)	(43,677)	(43,677)	[1]
Decrease (increase) in:
Receivables	5,556	[1]	472,246	(397,488)	38,121	43,677	[1]
Prepaid expenses and other assets	(574)	[1]	257	(10,366)	(17,622)	(18,196)	[1]
Increase (decrease) in:
Accounts payable and accrued liabilities	355,903	[1]	1,232,107	1,111,657	2,844,276	3,200,179	[1]
Accrued compensation	127,539	[1]	266,058	(89,509)	353,950	481,489	[1]
Net cash used in operating activities	(342,510)	[1]	(877,873)	(2,121,749)	(17,350,474)	(17,692,984)	[1]
Cash flows from investing activities:
Purchase of property and equipment	(5,615)	[1]	(23,802)	(2,363)	(431,273)	(436,888)	[1]
Cash flows from financing activities:
Proceeds from issuance of notes payable		[1]	250,000		5,507,562	5,507,562	[1]
Payments on short-term note payable		[1]		(15,000)	(90,000)	(90,000)	[1]
Issuance of preferred stock for cash		[1]			8,671,747	8,671,747	[1]
Issuance of common stock for cash	490,000	[1]		190,000	3,821,137	4,311,137	[1]
Proceeds from exercise of common stock options		[1]		1,800	11,600	11,600	[1]
Proceeds from exercise of preferred stock warrants		[1]			2,233	2,233	[1]
Net cash provided by financing activities	490,000	[1]	250,000	176,800	17,924,279	18,414,279	[1]
Net (decrease) increase in cash	141,875	[1]	(651,675)	(1,947,312)	142,532	284,407	[1]
Cash as of beginning of the period	142,532		794,207	2,741,519
Cash as of end of the period	284,407	[1]	142,532	794,207	142,532	284,407	[1]
Supplemental disclosure of cash flow information:
Cash paid for interest	214	[1]	1,009	2,237	8,680	8,894	[1]
Supplemental disclosure of noncash investing and financing activities for the period from March 28, 2002 (date of inception) to December 31, 2013 and March 31, 2014:
Common shares issued in exchange for technology (in Shares)					219,658	219,658	[1]
Common shares issued in exhange for technology, value					220	220	[1]
Debt discount related to preferred stock warrants issued with debt and the beneficial conversion feature					1,237,263	1,237,263	[1]
Common stock retired (in Shares)					200,000	200,000	[1]
Common stock retired, net impact on equity					19	19	[1]
Cash proceeds in exchange for notes payable					250,000	250,000	[1]
Notes payable assumed					500,000	500,000	[1]
Series A1 Preferred stock converted to common stock [Member]
Conversion Of Stock [Line Items]
Conversion of stock, shares converted (in Shares)					250,000	250,000	[1]
Series A2 Preferred stock converted to common stock [Member]
Conversion Of Stock [Line Items]
Conversion of stock, shares converted (in Shares)					2,022,190	2,022,190	[1]
Series B Preferred stock converted to common stock [Member]
Conversion Of Stock [Line Items]
Conversion of stock, shares converted (in Shares)					4,102,654	1,402,654	[1]
Common stock issued for preferred stock [Member]
Conversion Of Stock [Line Items]
Conversion of stock, shares issued (in Shares)					13,791,231	13,791,231	[1]
Notes payable converted to Series A2 preferred stock [Member]
Debt Conversion [Line Items]
Debt conversion, original debt amount					1,050,000	1,050,000	[1]
Accrued interest converted to Series A2 preferred stock [Member]
Debt Conversion [Line Items]
Debt conversion, original debt amount					29,691	29,691	[1]
Series A2 preferred stock issued for notes payable and accrued interest [Member]
Debt Conversion [Line Items]
Conversion of debt, shares issued (in Shares)					482,008 [1]	482,008	[1]
Notes payable converted to Series B preferred stock [Member]
Debt Conversion [Line Items]
Debt conversion, original debt amount					3,740,000	3,740,000	[1]
Accrued interest converted to Series B preferred stock [Member]
Debt Conversion [Line Items]
Debt conversion, original debt amount					370,346	370,346	[1]
Series B preferred stock issued for notes payable and accrued interest [Member]
Debt Conversion [Line Items]
Conversion of debt, shares issued (in Shares)					1,787,104	1,787,104	[1]
Bridge notes payable converted to common stock [Member]
Debt Conversion [Line Items]
Debt conversion, original debt amount					900,000	900,000	[1]
Accrued interest converted to common stock [Member]
Debt Conversion [Line Items]
Debt conversion, original debt amount					16,644	16,644	[1]
Common stock issued for bridge notes payable and accrued interest [Member]
Debt Conversion [Line Items]
Conversion of debt, shares issued (in Shares)					916,644	916,644	[1]
Accounts payable converted to common stock [Member]
Debt Conversion [Line Items]
Debt conversion, original debt amount						2,304,030	[1]
Notes payable converted to common stock [Member]
Debt Conversion [Line Items]
Debt conversion, original debt amount						$ 104,000	[1]
Accounts payable and notes payable converted to common stock [Member]
Debt Conversion [Line Items]
Conversion of debt, shares issued (in Shares)						2,408,030	[1]

[1]	(Unaudited)